Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019
Current assets:
Cash and cash equivalents	$ 157,653	$ 214,491	$ 99,743
Restricted cash	6,520	5,385	3,514
Trade accounts receivable, net of allowances for doubtful accounts	67,334	59,457	76,444
Trade and other accounts receivable due from related party	20,153	30,851	7,353
Related party note receivable			30,000
Accounts receivable - other	1,373	1,796	2,142
Inventories	94,021	127,227	130,917
Prepaid expenses and other current assets	31,476	9,014	13,140
Assets held for sale			3,795
Total current assets	378,530	448,221	367,048
Property, plant and equipment, net	214,372	332,330	347,404
Deferred income tax assets	23,188	7,217	5,176
Goodwill	20,249	1,285	1,336
Intangible assets, net	36,420	19,958	17,715
Equity investment in related party	26,657
Other assets	12,482	8,810	13,582
Total assets	711,898	817,821	752,261
Current liabilities:
Trade accounts payable	20,262	20,762	24,189
Amounts due to related party	2,078	4,494	4,941
Accrued expenses and other current liabilities	66,779	56,855	61,732
Current portion of related party debt		25,000	13,000
Bank lines-of-credit		43,000
Total current liabilities	89,119	150,111	103,862
Related party lines-of-credit			15,000
Obligations due under Senior Secured Credit Facilities	25,000
Related party notes payable, less current portion		17,700	14,700
Deferred tax liabilities			2,869
Other long-term liabilities	20,861	15,878	26,041
Total liabilities	134,980	183,689	162,472
Commitments and contingencies (Note 15)
Stockholders' Equity:
Additional paid-incapital	589,202	458,697	447,762
(Accumulated deficit) / retained earnings	(5,094)	194,355	157,385
Accumulated other comprehensive loss	(10,171)	(19,976)	(16,278)
Equity attributable to Allegro MicroSystems, Inc.	575,831	633,182	588,975
Preferred Stock, value
Common stock	1,894
Non-controlling interests	1,087	950	814
Total stockholders' equity	576,918	634,132	589,789
Total liabilities and stockholders' equity	$ 711,898	817,821	752,261
Common Class A
Stockholders' Equity:
Common stock		100	100
Total stockholders' equity		100	100
Common Class L
Stockholders' Equity:
Common stock		6	6
Total stockholders' equity		$ 6	$ 6